Vista Outdoor Inc. - 10-Q Receivables (Tables) - Vista Outdoor Inc.	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Schedule of Accounts and Other Receivables
Net receivables are summarized as follows:

	June 30, 2024	March 31, 2024
Trade receivables	$360,625	$357,672
Other receivables	14,846	17,585
Less: allowance for estimated credit losses and discounts	(19,503)	(19,354)
Net receivables	$355,968	$355,903

Net receivables are summarized as follows:

	March 31,
	2024	2023
Trade receivables	$357,672	$349,424
Other receivables	17,585	8,899
Less: allowance for estimated credit losses and discounts	(19,354)	(18,950)
Net receivables	$355,903	$339,373

Schedule of Reconciliation of Changes in Allowance for Doubtful Accounts
The following provides a reconciliation of the activity related to the allowance for estimated credit losses and discounts for the periods presented:

Balance, March 31, 2024	$19,354
Provision for credit losses	(249)
Write-off of uncollectible amounts, net of recoveries	398
Balance, June 30, 2024	$19,503

The following provides a reconciliation of the activity related to the allowance for estimated credit losses and discounts for the periods presented:

Balance, March 31, 2022	$14,510
Provision for credit losses	2,289
Write-off of uncollectible amounts, net of recoveries	(259)
Purchase accounting (Note 7)	2,410
Balance, March 31, 2023	18,950
Provision for credit losses	1,915
Write-off of uncollectible amounts, net of recoveries	(1,511)
Balance, March 31, 2024	$19,354